Quarterly Report
January 31, 2023
MFS®  Global Total
Return Fund
MWT-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.5%
Aerospace & Defense – 1.4%
General Dynamics Corp.	35,023	$8,162,460
Honeywell International, Inc.	22,694	4,731,245
L3Harris Technologies, Inc.	18,781	4,034,535
Northrop Grumman Corp.	6,189	2,772,920
Thales S.A.	6,339	837,503
		$20,538,663
Alcoholic Beverages – 1.1%
Diageo PLC	133,533	$5,794,841
Heineken N.V.	40,658	4,046,191
Kirin Holdings Co. Ltd.	153,100	2,358,029
Pernod Ricard S.A.	17,746	3,671,762
		$15,870,823
Apparel Manufacturers – 0.6%
Compagnie Financiere Richemont S.A.	53,379	$8,230,280
Automotive – 1.6%
Aptiv PLC (a)	48,284	$5,460,437
Lear Corp.	30,901	4,504,748
LKQ Corp.	115,504	6,810,116
Magna International, Inc.	50,993	3,310,492
Mercedes-Benz Group AG	16,734	1,239,810
Stellantis N.V.	100,281	1,571,416
		$22,897,019
Biotechnology – 0.3%
Biogen, Inc. (a)	2,742	$797,648
Gilead Sciences, Inc.	33,778	2,835,325
		$3,632,973
Broadcasting – 0.4%
Omnicom Group, Inc.	68,174	$5,862,282
Brokerage & Asset Managers – 1.3%
Cboe Global Markets, Inc.	35,583	$4,372,439
Charles Schwab Corp.	135,990	10,528,346
NASDAQ, Inc.	67,399	4,056,746
		$18,957,531
Business Services – 2.4%
Accenture PLC, “A”	16,160	$4,509,448
Amdocs Ltd.	45,506	4,183,367
CGI, Inc. (a)	49,235	4,219,879
Equifax, Inc.	13,911	3,091,024
Experian PLC	115,180	4,211,034
Fidelity National Information Services, Inc.	41,656	3,125,866
Fiserv, Inc. (a)	42,686	4,553,743
Nomura Research Institute Ltd.	73,400	1,760,909
Secom Co. Ltd.	77,500	4,616,050
		$34,271,320
Cable TV – 0.9%
Comcast Corp., “A”	309,345	$12,172,726

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.5%
Nutrien Ltd.	9,327	$772,069
PPG Industries, Inc.	53,669	6,995,217
		$7,767,286
Computer Software – 0.8%
Microsoft Corp.	43,855	$10,867,707
Computer Software - Systems – 2.4%
Amadeus IT Group S.A. (a)	71,730	$4,512,316
Capgemini	16,217	3,075,363
Fujitsu Ltd.	39,100	5,599,542
Hitachi Ltd.	148,500	7,797,522
Hon Hai Precision Industry Co. Ltd.	864,000	2,882,112
Lenovo Group Ltd.	1,698,000	1,366,081
Samsung Electronics Co. Ltd.	163,847	8,189,712
Seagate Technology Holdings PLC	24,519	1,661,898
		$35,084,546
Construction – 1.2%
Anhui Conch Cement Co. Ltd.	390,500	$1,479,101
Masco Corp.	128,075	6,813,590
Stanley Black & Decker, Inc.	41,237	3,682,876
Techtronic Industries Co. Ltd.	95,000	1,224,812
Vulcan Materials Co.	20,254	3,713,166
		$16,913,545
Consumer Products – 1.2%
Colgate-Palmolive Co.	66,005	$4,919,352
Kimberly-Clark Corp.	54,474	7,082,165
Reckitt Benckiser Group PLC	73,559	5,238,267
		$17,239,784
Electrical Equipment – 1.6%
Johnson Controls International PLC	118,853	$8,268,603
Legrand S.A.	38,203	3,414,676
Schneider Electric SE	65,235	10,578,331
		$22,261,610
Electronics – 2.4%
Intel Corp.	106,070	$2,997,538
Kyocera Corp.	105,200	5,469,734
NXP Semiconductors N.V.	34,652	6,386,710
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	81,084	7,518,919
Texas Instruments, Inc.	67,680	11,993,573
		$34,366,474
Energy - Independent – 1.6%
ConocoPhillips	89,308	$10,883,966
Coterra Energy, Inc.	68,199	1,707,021
Hess Corp.	51,638	7,753,962
Pioneer Natural Resources Co.	6,088	1,402,371
Valero Energy Corp.	12,258	1,716,487
		$23,463,807
Energy - Integrated – 2.0%
China Petroleum & Chemical Corp.	9,228,000	$4,990,754
Eni S.p.A.	635,392	9,799,583
Exxon Mobil Corp.	24,418	2,832,732
LUKOIL PJSC (u)	8,038	0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Petroleo Brasileiro S.A., ADR	157,980	$1,630,354
Suncor Energy, Inc.	146,646	5,089,709
TotalEnergies SE	67,355	4,184,585
		$28,527,717
Food & Beverages – 1.9%
Archer Daniels Midland Co.	33,060	$2,739,021
Coca-Cola FEMSA S.A.B. de C.V.	16,054	1,222,994
Danone S.A.	90,770	4,964,621
General Mills, Inc.	105,968	8,303,652
J.M. Smucker Co.	26,980	4,122,544
Nestle S.A.	45,180	5,513,381
		$26,866,213
Food & Drug Stores – 0.9%
Albertsons Cos., Inc., “A”	73,923	$1,567,168
BIM Birlesik Magazalar A.S.	299,991	1,990,572
Tesco PLC	2,868,841	8,714,545
		$12,272,285
Health Maintenance Organizations – 0.7%
Cigna Corp.	32,021	$10,140,090
Insurance – 3.8%
Aon PLC	44,186	$14,081,194
Chubb Ltd.	30,284	6,889,307
Equitable Holdings, Inc.	141,295	4,531,331
Everest Re Group Ltd.	1,663	581,534
Hartford Financial Services Group, Inc.	24,237	1,881,034
Manulife Financial Corp.	354,540	7,015,924
MetLife, Inc.	49,710	3,629,824
Samsung Fire & Marine Insurance Co. Ltd.	15,684	2,590,763
Travelers Cos., Inc.	14,972	2,861,449
Willis Towers Watson PLC	29,089	7,394,133
Zurich Insurance Group AG	5,687	2,812,648
		$54,269,141
Internet – 0.5%
Alphabet, Inc., “A” (a)	71,963	$7,112,823
Leisure & Toys – 0.2%
Brunswick Corp.	14,270	$1,203,389
Nintendo Co. Ltd.	26,300	1,136,538
Polaris, Inc.	9,760	1,120,839
		$3,460,766
Machinery & Tools – 2.0%
Eaton Corp. PLC	41,087	$6,664,722
GEA Group AG	23,348	1,049,578
Ingersoll Rand, Inc.	130,110	7,286,160
Kubota Corp.	240,000	3,601,694
Regal Rexnord Corp.	42,308	5,889,274
Timken Co.	8,932	735,550
Volvo Group	138,008	2,735,344
		$27,962,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 6.6%
ABN AMRO Group N.V., GDR	177,838	$2,944,922
Bank of America Corp.	249,297	8,845,058
BNP Paribas	233,657	16,016,042
DBS Group Holdings Ltd.	340,800	9,329,508
Erste Group Bank AG	28,673	1,086,115
Goldman Sachs Group, Inc.	34,795	12,728,359
JPMorgan Chase & Co.	88,934	12,447,203
Mitsubishi UFJ Financial Group, Inc.	957,000	7,024,319
NatWest Group PLC	2,325,354	8,847,248
Regions Financial Corp.	77,673	1,828,422
UBS AG	632,156	13,460,076
		$94,557,272
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	14,297	$3,298,461
McKesson Corp.	12,698	4,808,478
		$8,106,939
Medical Equipment – 1.4%
Becton, Dickinson and Co.	20,860	$5,261,309
Boston Scientific Corp. (a)	123,182	5,697,168
Danaher Corp.	8,961	2,369,109
Medtronic PLC	82,489	6,903,504
		$20,231,090
Metals & Mining – 1.5%
Fortescue Metals Group Ltd.	28,434	$451,046
Glencore PLC	772,810	5,188,687
Rio Tinto PLC	159,642	12,480,233
Vale S.A.	209,600	3,902,310
		$22,022,276
Natural Gas - Pipeline – 0.0%
Plains GP Holdings LP (l)	53,987	$706,690
Other Banks & Diversified Financials – 1.4%
China Construction Bank Corp.	2,316,000	$1,504,377
Julius Baer Group Ltd.	53,438	3,424,192
KB Financial Group, Inc.	19,041	867,576
Northern Trust Corp.	42,747	4,145,177
Sberbank of Russia PJSC (a)(u)	780,516	0
SLM Corp.	120,486	2,116,939
Tisco Financial Group PCL	367,700	1,141,753
Truist Financial Corp.	143,532	7,089,045
		$20,289,059
Pharmaceuticals – 5.7%
Bayer AG	182,747	$11,335,278
Johnson & Johnson	121,048	19,781,664
Merck & Co., Inc.	175,958	18,899,649
Organon & Co.	158,232	4,767,530
Pfizer, Inc.	135,960	6,003,994
Roche Holding AG	62,280	19,464,578
Sanofi	20,282	1,993,044
		$82,245,737

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.6%
RELX PLC	96,397	$2,864,864
Wolters Kluwer N.V.	51,049	5,563,664
		$8,428,528
Railroad & Shipping – 0.7%
A.P. Moller-Maersk A/S	259	$563,297
Canadian Pacific Railway Ltd.	51,927	4,098,586
Orient Overseas International Ltd.	26,500	440,781
Union Pacific Corp.	22,723	4,639,810
		$9,742,474
Real Estate – 0.5%
Extra Space Storage, Inc., REIT	12,265	$1,935,785
National Retail Properties, Inc., REIT	29,909	1,416,191
Simon Property Group, Inc., REIT	14,122	1,814,112
W.P. Carey, Inc., REIT	18,584	1,589,490
		$6,755,578
Restaurants – 0.5%
Cracker Barrel Old Country Store, Inc.	7,411	$826,920
Darden Restaurants, Inc.	6,733	996,282
Sodexo	12,454	1,233,869
Texas Roadhouse, Inc.	11,384	1,143,295
Yum China Holdings, Inc.	58,948	3,631,786
		$7,832,152
Specialty Chemicals – 0.5%
Akzo Nobel N.V.	43,502	$3,235,723
Axalta Coating Systems Ltd. (a)	97,308	2,928,971
Chemours Co.	25,626	932,530
		$7,097,224
Telecommunications - Wireless – 1.4%
KDDI Corp.	347,600	$10,860,532
PT Telekom Indonesia	4,088,900	1,050,184
T-Mobile US, Inc. (a)	48,049	7,174,196
Vodafone Group PLC	1,249,525	1,439,522
		$20,524,434
Telephone Services – 0.5%
AT&T, Inc.	75,702	$1,542,050
France Telecom	155,814	1,648,779
Hellenic Telecommunications Organization S.A.	134,296	2,112,619
Quebecor, Inc., “B”	104,503	2,478,760
		$7,782,208
Tobacco – 1.1%
British American Tobacco PLC	122,303	$4,677,379
Japan Tobacco, Inc.	122,000	2,483,928
Philip Morris International, Inc.	76,312	7,954,763
		$15,116,070
Utilities - Electric Power – 1.8%
American Electric Power Co., Inc.	18,480	$1,736,381
Duke Energy Corp.	29,588	3,031,291
E.ON SE	681,975	7,410,027
Edison International	50,769	3,497,984
Iberdrola S.A.	444,052	5,192,711
National Grid PLC	133,955	1,703,888

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PG&E Corp. (a)		82,969	$1,319,207
Transmissora Alianca de Energia Eletrica S.A., IEU		91,144	665,405
Vistra Corp.		29,839	688,087
			$25,244,981
Total Common Stocks			$837,692,445
Bonds – 37.3%
Aerospace & Defense – 0.1%
Boeing Co., 5.805%, 5/01/2050		$793,000	$809,573
Raytheon Technologies Corp., 2.82%, 9/01/2051		770,000	544,170
			$1,353,743
Airlines – 0.1%
EasyJet Finco B.V., 1.875%, 3/03/2028	EUR	990,000	$919,024
Alcoholic Beverages – 0.1%
Pernod Ricard S.A., 3.75%, 11/02/2032	EUR	700,000	$775,435
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$1,228,000	$1,006,577
Asset-Backed & Securitized – 3.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.029%, 11/15/2054 (i)		$7,238,669	$410,447
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	1,000,000	985,466
ACREC 2021-FL1 Ltd., “C”, FLR, 6.62% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		$1,125,500	1,074,203
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.214% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		808,500	789,328
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 6.714% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		1,320,000	1,275,609
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 6.043% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		1,000,000	991,365
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.923% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		423,000	392,892
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.054% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		289,000	273,822
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 6.404% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		857,500	801,444
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.379% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		1,712,000	1,657,356
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.578% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		1,648,500	1,554,961
AREIT 2022-CRE6 Trust, “B”, FLR, 6.16% (SOFR - 30 day + 1.85%), 1/16/2037 (n)		620,000	570,529
AREIT 2022-CRE6 Trust, “C”, FLR, 6.46% (SOFR - 30 day + 2.15%), 1/16/2037 (n)		312,000	290,365
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.622%, 4/15/2053 (i)		1,434,443	103,653
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.296%, 7/15/2054 (i)		5,848,178	425,039
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.624%, 2/15/2054 (i)		5,371,821	488,020
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.148%, 12/15/2055		584,994	627,714
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.151%, 3/15/2054 (i)		4,608,533	281,382
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.886%, 6/15/2054 (i)		10,654,400	524,369
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.267%, 7/15/2054 (i)		13,973,612	1,008,801
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.283%, 8/15/2054 (i)		13,195,539	957,037
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.751%, 11/15/2055		226,000	233,292
Brazos Securitization LLC, 5.413%, 9/01/2052 (n)		522,000	547,380
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.504% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		388,000	362,363
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.754% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		352,000	326,353
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		231,974	212,843
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		327,029	293,901
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.759% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		1,400,000	1,342,225
BXMT 2021-FL4 Ltd., “B”, FLR, 6.009% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		1,996,500	1,854,599
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		519,844	491,081
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027		795,000	776,943
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		368,435	332,945
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.779%, 4/15/2054 (i)		6,784,420	295,231
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.976%, 6/15/2063 (i)		6,604,083	367,822
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.046%, 6/15/2064 (i)		6,189,972	370,098

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		$1,304,000	$1,157,434
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		1,579,000	1,517,478
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		750,000	749,841
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.56% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		592,000	568,616
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.009% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		1,454,000	1,382,676
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.204% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		1,850,000	1,754,113
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.454% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		782,000	738,702
MF1 2021-FL5 Ltd., “AS”, FLR, 5.797% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)		1,360,000	1,313,806
MF1 2021-FL5 Ltd., “B”, FLR, 6.047% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		1,977,500	1,910,161
MF1 2021-FL5 Ltd., “C”, FLR, 6.297% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		225,000	209,996
MF1 2021-FL6 Ltd., “AS”, FLR, 5.92% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		2,200,000	2,098,431
MF1 2021-FL6 Ltd., “B”, FLR, 6.12% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		2,200,000	2,088,916
MF1 2022-FL8 Ltd., “A”, FLR, 5.66% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		500,000	481,141
MF1 2022-FL8 Ltd., “B”, FLR, 6.26% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	578,622
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.296%, 5/15/2054 (i)		4,668,935	323,065
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.227%, 6/15/2054 (i)		9,708,891	616,197
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 5.56% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		525,000	526,753
PFP III 2021-7 Ltd., “AS”, FLR, 5.609% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		1,235,438	1,165,661
PFP III 2021-7 Ltd., “B”, FLR, 5.854% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		484,976	453,937
PFP III 2021-8 Ltd., “B”, FLR, 5.954% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		507,000	476,603
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	530,000	614,365
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 5.67% (LIBOR - 1mo. + 1.2%), 4/18/2038 (n)		$1,400,000	1,368,683
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 5.92% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		1,400,000	1,327,422
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.664% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		651,000	632,115
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.864% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		700,000	665,181
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.547%, 8/15/2054 (i)		6,939,829	614,758
Westlake Automobile Receivable Trust, 2023-1A, “A2B”, FLR, 5.25% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		269,000	268,999
			$48,894,550
Automotive – 0.2%
Hyundai Capital America, 2%, 6/15/2028 (n)		$1,809,000	$1,533,448
Hyundai Capital America, 6.375%, 4/08/2030 (n)		978,000	1,027,916
Mercedes-Benz Financial Services (Canada), 3%, 2/23/2027	EUR	480,000	516,227
			$3,077,591
Broadcasting – 0.3%
Discovery, Inc., 4.125%, 5/15/2029		$718,000	$660,052
Prosus N.V., 2.085%, 1/19/2030	EUR	690,000	610,612
Prosus N.V., 3.68%, 1/21/2030 (n)		$587,000	507,755
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	700,000	573,662
Walt Disney Co., 3.5%, 5/13/2040		$658,000	562,857
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)		1,343,000	1,195,209
			$4,110,147
Brokerage & Asset Managers – 0.1%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$459,000	$459,782
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	274,415
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	701,375
			$1,435,572
Building – 0.1%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	850,000	$775,043
Vulcan Materials Co., 3.5%, 6/01/2030		$908,000	829,685
			$1,604,728

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.2%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	825,000	$798,077
Fiserv, Inc., 4.4%, 7/01/2049		$281,000	241,193
Mastercard, Inc., 3.85%, 3/26/2050		542,000	492,205
Verisk Analytics, Inc., 4%, 6/15/2025		747,000	731,571
			$2,263,046
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$643,000	$657,613
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		733,000	577,203
Comcast Corp., 3.75%, 4/01/2040		1,064,000	940,255
SES S.A., 3.5%, 1/14/2029	EUR	580,000	590,538
			$2,765,609
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$501,000	$419,904
Arkema S.A., 3.5%, 1/23/2031	EUR	400,000	425,174
LYB International Finance III, LLC, 4.2%, 5/01/2050		$306,000	248,324
Sherwin-Williams Co., 3.8%, 8/15/2049		305,000	242,734
			$1,336,136
Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025		$502,000	$488,519
Microsoft Corp., 2.921%, 3/17/2052		1,212,000	926,698
Microsoft Corp., 3.041%, 3/17/2062		412,000	311,936
			$1,727,153
Computer Software - Systems – 0.1%
Apple, Inc., 2.9%, 9/12/2027		$994,000	$943,509
Apple, Inc., 4.5%, 2/23/2036		204,000	209,054
			$1,152,563
Conglomerates – 0.2%
ABB Finance B.V., 3.25%, 1/16/2027	EUR	180,000	$196,101
ABB Finance B.V., 3.375%, 1/16/2031		320,000	344,671
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		$1,007,000	1,022,322
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		1,994,000	1,980,712
			$3,543,806
Consumer Products – 0.1%
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	1,200,000	$929,873
Consumer Services – 0.0%
Booking Holdings, Inc., 4.75%, 11/15/2034	EUR	445,000	$514,245
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$626,017
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	840,000	796,772
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		1,160,000	987,053
			$2,409,842
Electronics – 0.1%
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$844,000	$708,072
Broadcom, Inc., 3.137%, 11/15/2035 (n)		957,000	742,973
Broadcom, Inc., 3.187%, 11/15/2036 (n)		26,000	19,881
Broadcom, Inc., 4.926%, 5/15/2037 (n)		274,000	251,494
			$1,722,420

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.8%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$817,000	$631,964
Ceske Drahy A.S. (Czech Republic), 5.625%, 10/12/2027	EUR	1,080,000	1,206,896
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027		807,000	820,128
Export-Import Bank of India, 3.375%, 8/05/2026		$1,200,000	1,124,448
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	941,596
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		850,000	605,478
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)		637,000	621,839
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		1,460,000	1,254,651
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		820,000	718,845
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,050,000	968,770
Qatar Petroleum, 2.25%, 7/12/2031		887,000	753,409
Qatar Petroleum, 3.125%, 7/12/2041		776,000	614,119
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	1,090,000	782,096
			$11,044,239
Emerging Market Sovereign – 5.7%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	$2,442,765
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	131,835,000	3,060,583
People's Republic of China, 3.03%, 3/11/2026	CNY	158,050,000	23,726,639
People's Republic of China, 3.13%, 11/21/2029		30,230,000	4,563,184
Republic of Hungary, 5.5%, 6/16/2034 (n)		$640,000	628,291
Republic of Indonesia, 3.55%, 3/31/2032		990,000	908,367
Republic of Korea, 2.125%, 6/10/2027	KRW	5,600,000,000	4,325,655
Republic of Korea, 1.875%, 6/10/2029		22,326,970,000	16,609,163
Republic of Korea, 1.375%, 6/10/2030		14,311,200,000	10,110,199
State of Qatar, 4%, 3/14/2029 (n)		$878,000	874,398
State of Qatar, 4.4%, 4/16/2050		299,000	282,295
United Mexican States, 7.5%, 6/03/2027	MXN	154,900,000	7,819,898
United Mexican States, 2.659%, 5/24/2031		$2,213,000	1,854,970
United Mexican States, 7.75%, 5/29/2031	MXN	66,000,000	3,313,441
United Mexican States, 3.771%, 5/24/2061		$1,036,000	704,718
			$81,224,566
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,219,805
Energy - Integrated – 0.2%
BP Capital Markets PLC, 3.625%, 6/22/2170	EUR	860,000	$827,374
Eni S.p.A., 4.25%, 5/09/2029 (n)		$607,000	576,742
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	600,000	611,483
MOL PLC, 1.5%, 10/08/2027		640,000	585,651
			$2,601,250
Engineering - Construction – 0.0%
Bouygues S.A., 4.625%, 6/07/2032	EUR	500,000	$584,547
Financial Institutions – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		$367,000	$308,137
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		293,000	228,580
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		509,000	483,366
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		537,000	510,352
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		665,000	572,920
CTP N.V., 0.875%, 1/20/2026	EUR	850,000	780,337
CTP N.V., 1.5%, 9/27/2031		1,050,000	773,965
EXOR N.V., 2.25%, 4/29/2030		600,000	569,195
EXOR N.V., 0.875%, 1/19/2031		720,000	611,467
Grand City Properties S.A., 1.5%, 12/09/2069		900,000	428,065
Logicor Financing S.à r.l., 1.625%, 1/17/2030		890,000	736,593
Logicor Financing S.à r.l., 0.875%, 1/14/2031		275,000	203,991

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	840,000	$798,403
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025		610,000	594,202
SBB Treasury Oyj, 0.75%, 12/14/2028		590,000	426,543
SBB Treasury Oyj, 1.125%, 11/26/2029		450,000	322,884
VGP N.V., 1.5%, 4/08/2029		1,000,000	741,317
Vonovia SE, REIT, 1.625%, 9/01/2051		800,000	460,058
			$9,550,375
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4%, 4/13/2028		$974,000	$956,817
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		446,000	422,977
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	549,133
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	644,958
Constellation Brands, Inc., 3.15%, 8/01/2029		1,006,000	918,009
Constellation Brands, Inc., 2.25%, 8/01/2031		400,000	330,033
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		621,000	533,035
Kraft Heinz Foods Co., 3.875%, 5/15/2027		1,121,000	1,092,083
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		1,680,000	1,446,898
			$6,893,943
Gaming & Lodging – 0.1%
Marriott International, Inc., 2.85%, 4/15/2031		$606,000	$515,780
VICI Properties LP, REIT, 4.95%, 2/15/2030		1,065,000	1,029,907
			$1,545,687
Industrial – 0.0%
Investor AB, 2.75%, 6/10/2032	EUR	240,000	$247,300
Insurance – 0.3%
Aflac, Inc., 3.6%, 4/01/2030		$213,000	$202,446
AIA Group Ltd., 0.88%, 9/09/2033	EUR	1,443,000	1,265,234
Argentum Netherlands B.V., 5.125%, 6/01/2048		$660,000	624,373
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	900,000	1,040,272
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$244,000	211,734
Equitable Holdings, Inc., 5.594%, 1/11/2033		882,000	903,034
			$4,247,093
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$184,000	$185,832
Insurance - Property & Casualty – 0.1%
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		$244,000	$206,879
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		241,000	203,744
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	738,000	709,188
			$1,119,811
International Market Quasi-Sovereign – 0.7%
Caixa Geral de Depositos S.A. (Republic of Portugal), 5.75% to 10/31/2027, FLR (EUR Swap Rate - 1yr. + 2.75%) to 10/31/2028	EUR	800,000	$905,831
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040		195,000	155,303
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049		800,000	712,562
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,000,000	929,513
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	800,000	843,269
EnBW International Finance B.V., 3.5%, 7/24/2028	EUR	570,000	614,353
EnBW International Finance B.V., 4.049%, 11/22/2029		200,000	221,011
ESB Finance DAC, 1%, 7/19/2034		930,000	759,217

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Kreditanstalt Fuer Wiederaufbau, 1.125%, 3/31/2037	EUR	3,388,000	$2,892,453
La Banque Postale S.A., 4.375%, 1/17/2030		900,000	981,462
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		623,000	606,292
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$927,000	727,819
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	300,000	243,894
			$10,592,979
International Market Sovereign – 7.1%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	9,345,000	$6,084,999
Commonwealth of Australia, 3%, 3/21/2047		2,954,000	1,771,319
Federal Republic of Germany, 1.7%, 8/15/2032	EUR	2,470,000	2,560,074
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	357,390
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,336,368
Government of Canada, 1.25%, 3/01/2027	CAD	9,683,000	6,769,840
Government of Canada, 2%, 6/01/2032		4,750,000	3,303,848
Government of Japan, 1.7%, 3/20/2032	JPY	747,500,000	6,309,344
Government of Japan, 1.7%, 6/20/2033		677,850,000	5,727,967
Government of Japan, 2.3%, 3/20/2040		206,150,000	1,833,264
Government of Japan, 1.7%, 6/20/2044		1,463,950,000	11,784,030
Government of Japan, 0.3%, 6/20/2046		398,650,000	2,340,539
Government of Japan, 1.6%, 12/20/2052		86,000,000	659,068
Kingdom of Belgium, 0.4%, 6/22/2040	EUR	6,247,000	4,317,310
Kingdom of Spain, 1.25%, 10/31/2030		2,908,000	2,769,977
Kingdom of Spain, 2.55%, 10/31/2032		9,419,000	9,623,938
Kingdom of Spain, 3.15%, 4/30/2033		4,175,000	4,458,110
Kingdom of Spain, 1%, 10/31/2050		5,741,000	3,420,048
Portuguese Republic, 3.5%, 6/18/2038 (n)		1,304,000	1,411,434
Republic of Cyprus, 0%, 2/09/2026		1,882,000	1,836,472
Republic of Cyprus, 0.625%, 1/21/2030		1,999,000	1,779,362
Republic of Cyprus, 0.95%, 1/20/2032		1,853,000	1,557,824
Republic of Finland , 0.5%, 9/15/2027		5,797,000	5,729,779
Republic of France, 0.75%, 5/25/2053		1,080,000	651,168
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	8,119,000	9,197,238
United Kingdom Treasury, 1.25%, 10/22/2041		2,641,000	2,161,690
United Kingdom Treasury, 1.25%, 7/31/2051		3,400,000	2,388,861
			$102,141,261
Local Authorities – 0.2%
City of Oslo, 2.17%, 5/18/2029	NOK	15,000,000	$1,386,166
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	565,785
Province of British Columbia, 2.95%, 6/18/2050		600,000	375,896
			$2,327,847
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$1,156,000	$1,070,149
Major Banks – 2.2%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$1,034,000	$797,431
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		1,469,000	1,418,496
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		1,125,000	1,052,195
Bank of America Corp., 0.694%, 3/22/2031	EUR	950,000	820,236
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$2,876,000	2,428,071
Bank of Ireland Group PLC, 4.875% to 7/16/2027, FLR (EUR Swap Rate - 1yr. + 2.05%) to 7/16/2028	EUR	180,000	198,672
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	300,000	397,946
BNP Paribas S.A., 3.875%, 1/10/2031	EUR	800,000	880,765
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,471,000	1,182,638
Crédit Agricole Group, 3.875%, 11/28/2034	EUR	700,000	760,586
Credit Suisse AG (London), 2.125%, 5/31/2024		730,000	765,306
Credit Suisse Group AG, 7.75% to 3/01/2028, FLR (EUR ICE Swap Rate - 1yr. + 4.95%) to 3/01/2029		660,000	746,039

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Danske Bank A.S., 4.125% to 1/10/2030, FLR (EUR Swap Rate - 1yr. + 1.25%) to 1/10/2031	EUR	780,000	$849,605
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		$1,981,000	1,622,039
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		362,000	291,186
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		1,029,000	953,694
HSBC Holdings PLC, 4.375%, 11/23/2026		510,000	502,049
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		581,000	514,708
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		732,000	588,245
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		677,000	495,182
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		2,681,000	2,454,584
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		484,000	394,543
Morgan Stanley, 3.125%, 7/27/2026		534,000	506,103
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		2,003,000	1,798,714
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		522,000	480,146
Nationwide Building Society, 6.178% to 12/07/2026, FLR (SONIA + 2.213%) to 12/07/2027	GBP	210,000	267,863
NatWest Markets PLC, 6.375%, 11/08/2027		306,000	398,091
Société Générale S.A., 4%, 11/16/2027	EUR	700,000	772,842
Société Générale S.A., 4.25%, 12/06/2030		600,000	646,078
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		940,000	845,636
TD Bank, 5.288%, 1/11/2028	GBP	100,000	126,424
Toronto-Dominion Bank, 4.108%, 6/08/2027		$999,000	982,702
UBS Group AG, 4.375% to 1/11/2030, FLR (EUR ICE Swap Rate - 1yr. + 1.55%) to 1/11/2031	EUR	670,000	739,268
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,622,000	1,334,777
Unicaja Banco S.A., 1%, 12/01/2026	EUR	700,000	685,277
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,030,000	934,424
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		1,150,000	1,014,072
Wells Fargo & Co., 3.9%, 5/01/2045		316,000	269,163
			$31,915,796
Medical & Health Technology & Services – 0.4%
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	460,000	$467,468
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		$231,000	189,240
Becton, Dickinson and Co., 4.298%, 8/22/2032		326,000	318,223
HCA, Inc., 5.125%, 6/15/2039		399,000	376,086
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		1,075,000	1,046,709
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		567,000	520,473
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	483,058
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	859,660
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	582,094
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	630,000	452,693
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$1,119,000	975,189
			$6,270,893
Medical Equipment – 0.2%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	630,000	$599,335
Boston Scientific Corp., 2.65%, 6/01/2030		$1,079,000	957,727
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028	EUR	640,000	599,225
			$2,156,287
Metals & Mining – 0.3%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$1,815,000	$1,871,498
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	730,000	814,872
Glencore Capital Finance DAC, 1.125%, 3/10/2028		1,060,000	983,376
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		$1,032,000	883,865
			$4,553,611
Midstream – 0.2%
Energy Transfer LP, 5.55%, 2/15/2028		$478,000	$485,758
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		1,012,503	873,634
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,216,000	1,178,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 4.2%, 2/01/2033	$107,000	$96,969
Targa Resources Corp., 4.95%, 4/15/2052	649,000	555,702
		$3,190,544
Mortgage-Backed – 4.7%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046	$3,163,884	$3,193,894
Fannie Mae, 5.5%, 1/01/2037	11,840	12,402
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	125,670	131,402
Fannie Mae, 5%, 4/01/2040 - 8/01/2040	860,272	882,422
Fannie Mae, 4%, 11/01/2040 - 2/01/2041	967,673	949,696
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	1,495,591	1,429,056
Fannie Mae, UMBS, 2.5%, 4/01/2037 - 7/01/2052	7,009,227	6,198,086
Fannie Mae, UMBS, 3%, 5/01/2037 - 7/01/2052	3,485,322	3,173,593
Fannie Mae, UMBS, 2%, 7/01/2037 - 7/01/2052	6,764,726	5,751,682
Fannie Mae, UMBS, 1.5%, 4/01/2052	1,071,594	857,071
Fannie Mae, UMBS, 3.5%, 6/01/2052 - 7/01/2052	990,331	929,590
Fannie Mae, UMBS, 4%, 6/01/2052	868,367	838,864
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 12/01/2052	2,700,894	2,745,107
Fannie Mae, UMBS, 6%, 12/01/2052	174,832	179,602
Freddie Mac, 1.368%, 3/25/2027 (i)	1,523,000	76,277
Freddie Mac, 3.224%, 3/25/2027	1,500,000	1,451,889
Freddie Mac, 3.194%, 7/25/2027	3,914,000	3,779,867
Freddie Mac, 3.286%, 11/25/2027	2,576,000	2,496,132
Freddie Mac, 1.8%, 4/25/2030 (i)	3,170,226	338,453
Freddie Mac, 1.868%, 4/25/2030 (i)	2,614,093	282,085
Freddie Mac, 1.665%, 5/25/2030 (i)	3,298,344	327,152
Freddie Mac, 1.798%, 5/25/2030 (i)	7,375,798	789,912
Freddie Mac, 1.342%, 6/25/2030 (i)	3,056,884	248,858
Freddie Mac, 1.6%, 8/25/2030 (i)	2,713,457	267,127
Freddie Mac, 1.169%, 9/25/2030 (i)	1,752,322	127,615
Freddie Mac, 1.081%, 11/25/2030 (i)	3,594,105	246,756
Freddie Mac, 0.329%, 1/25/2031 (i)	13,669,187	274,223
Freddie Mac, 0.517%, 3/25/2031 (i)	16,752,302	544,456
Freddie Mac, 0.938%, 7/25/2031 (i)	3,177,082	205,311
Freddie Mac, 0.536%, 9/25/2031 (i)	13,281,588	509,688
Freddie Mac, 0.855%, 9/25/2031 (i)	4,021,884	237,813
Freddie Mac, 0.567%, 12/25/2031 (i)	3,294,996	131,798
Freddie Mac, 5.5%, 7/01/2037	22,817	23,990
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	972,138	988,977
Freddie Mac, 5%, 7/01/2041	360,485	371,537
Freddie Mac, UMBS, 2%, 4/01/2037 - 5/01/2052	2,888,474	2,463,478
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 9/01/2052	1,888,816	1,785,012
Freddie Mac, UMBS, 3%, 6/01/2050 - 7/01/2052	1,408,878	1,282,552
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 6/01/2052	6,159,108	5,400,910
Freddie Mac, UMBS, 4%, 5/01/2052	144,162	140,397
Freddie Mac, UMBS, 6%, 11/01/2052	521,289	535,509
Ginnie Mae, 5%, 5/15/2040 - 11/20/2052	1,164,305	1,176,151
Ginnie Mae, 3.5%, 6/20/2043 - 11/20/2052	1,777,344	1,692,063
Ginnie Mae, 2.5%, 8/20/2051 - 5/20/2052	1,954,833	1,743,975
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052	2,013,688	1,852,807
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	2,515,249	2,174,028
Ginnie Mae, 4%, 9/20/2052 - 10/20/2052	1,471,807	1,428,790
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052	1,469,101	1,458,789
Ginnie Mae, 5.5%, 12/20/2052	824,918	838,761
Ginnie Mae, TBA, 3%, 2/15/2053	500,000	459,297
Ginnie Mae, TBA, 3.5%, 2/21/2053	125,000	118,181
UMBS, TBA, 3%, 2/25/2038 - 2/25/2053	1,037,812	983,319
UMBS, TBA, 5.5%, 2/13/2053	625,000	635,107

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 5%, 4/13/2053		$25,000	$25,061
			$67,186,570
Municipals – 0.7%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$750,000	$749,845
Connecticut Higher Education Supplemental Loan Authority Rev. Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034		1,200,000	1,144,234
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		1,045,000	990,835
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		1,815,000	1,783,479
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		1,235,000	1,132,241
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,080,000	1,097,371
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		945,000	801,789
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		1,005,000	976,493
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		801,000	880,126
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	892,219
			$10,448,632
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$857,000	$790,546
Engie S.A., 4.25%, 1/11/2043	EUR	100,000	109,555
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	560,994
			$1,461,095
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	970,000	$867,527
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	850,000	731,785
			$1,599,312
Network & Telecom – 0.2%
AT&T, Inc., 3.5%, 9/15/2053		$246,000	$181,535
Orange S.A., 3.625%, 11/16/2031	EUR	900,000	991,324
Verizon Communications, Inc., 2.55%, 3/21/2031		$1,057,000	902,199
Verizon Communications, Inc., 3.55%, 3/22/2051		584,000	452,870
			$2,527,928
Oils – 0.1%
Neste Oyj, 0.75%, 3/25/2028	EUR	1,000,000	$948,359
Phillips 66, 4.875%, 11/15/2044		$568,000	557,170
			$1,505,529
Other Banks & Diversified Financials – 0.7%
AIB Group PLC, 5.75% to 2/16/2028, FLR (EUR Swap Rate - 1yr. + 2.85%) to 2/16/2029	EUR	730,000	$837,442
Arion Banki HF, 4.875%, 12/21/2024		1,080,000	1,158,269
Belfius Bank S.A., 5.25% to 4/19/2028, FLR (EUR Swap Rate - 5yr. + 2.45%) to 4/19/2033		700,000	761,871
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$960,000	757,579
CaixaBank S.A., 5.375% to 11/14/2029, FLR (EURIBOR - 3mo. + 2.4%) to 11/14/2030	EUR	700,000	795,807
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	400,000	495,810
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028	EUR	400,000	391,184
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		200,000	206,059
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032		400,000	333,768
Deutsche Bank AG, 4%, 6/24/2032		700,000	702,490
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	924,991
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	1,000,000	815,797
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	1,080,000	926,269
Macquarie Group Ltd., 4.08%, 5/31/2029		640,000	730,968

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	650,000	$762,133
			$10,600,437
Pollution Control – 0.1%
Waste Connections, Inc., 4.2%, 1/15/2033		$1,526,000	$1,482,429
Printing & Publishing – 0.0%
Informa PLC, 3.125%, 7/05/2026	GBP	448,000	$515,704
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$386,000	$333,341
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$675,000	$610,879
Corporate Office Property LP, REIT, 2%, 1/15/2029		425,000	336,997
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		868,000	677,490
			$1,625,366
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031		$725,000	$560,480
Lexington Realty Trust Co., 2.7%, 9/15/2030		881,000	727,619
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,296,000	1,086,685
			$2,374,784
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$877,000	$802,065
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027	EUR	662,000	586,288
Regency Centers Corp., 3.7%, 6/15/2030		$286,000	259,024
Spirit Realty, LP, REIT, 3.2%, 1/15/2027		531,000	483,549
STORE Capital Corp., REIT, 2.7%, 12/01/2031		949,000	715,599
WEA Finance LLC, 2.875%, 1/15/2027 (n)		800,000	702,747
			$3,549,272
Retailers – 0.1%
AutoZone, Inc., 4.75%, 8/01/2032		$326,000	$326,002
Home Depot, Inc., 4.875%, 2/15/2044		496,000	504,807
Home Depot, Inc., 3.625%, 4/15/2052		1,036,000	864,016
			$1,694,825
Specialty Chemicals – 0.1%
Covestro AG, 4.75%, 11/15/2028	EUR	700,000	$776,552
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$699,000	604,908
			$1,381,460
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$994,000	$813,311
Supermarkets – 0.0%
ELO SACA, 4.875%, 12/08/2028	EUR	500,000	$523,191
Supranational – 0.7%
European Financial Stability Facility, 3.375%, 4/03/2037	EUR	772,000	$865,017
European Stability Mechanism, 1%, 6/23/2027		1,970,000	1,980,648
European Stability Mechanism, 0.5%, 3/05/2029		2,140,000	2,028,121
European Stability Mechanism, 0.01%, 10/15/2031		4,280,000	3,642,826
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	314,015
West African Development Bank, 4.7%, 10/22/2031		$1,033,000	911,622
			$9,742,249

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.2%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025		$501,000	$460,270
Crown Castle, Inc., REIT, 4.45%, 2/15/2026		957,000	945,507
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		765,000	688,595
T-Mobile USA, Inc., 3.875%, 4/15/2030		1,004,000	940,328
			$3,034,700
Telephone Services – 0.1%
Deutsche Telekom AG, 1.375%, 7/05/2034	EUR	920,000	$797,258
TELUS Corp., 2.85%, 11/13/2031	CAD	1,775,000	1,155,567
			$1,952,825
Tobacco – 0.1%
B.A.T. Capital Corp., 2.125%, 8/15/2025	GBP	860,000	$987,304
Philip Morris International, Inc., 5.125%, 11/17/2027		$149,000	152,283
			$1,139,587
Transportation - Services – 0.3%
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031	EUR	730,000	$789,715
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$537,000	624,517
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	800,000	712,301
Triton International Ltd., 3.15%, 6/15/2031 (n)		$769,000	618,253
Vinci S.A., 3.75%, 4/10/2029 (n)		1,334,000	1,260,621
			$4,005,407
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$28,795	$28,526
Small Business Administration, 2.22%, 3/01/2033		266,547	245,169
			$273,695
U.S. Treasury Obligations – 1.4%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$15,547,000	$10,315,678
U.S. Treasury Bonds, 2.375%, 11/15/2049		8,994,000	6,995,294
U.S. Treasury Notes, 2.75%, 8/15/2032		2,939,000	2,765,415
			$20,076,387
Utilities - Electric Power – 1.1%
American Electric Power Co., Inc., 2.3%, 3/01/2030		$1,460,000	$1,233,223
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,600,000	1,093,406
Duke Energy Corp., 3.75%, 9/01/2046		$910,000	722,286
E.ON SE, 3.875%, 1/12/2035	EUR	460,000	496,388
Enel Americas S.A., 4%, 10/25/2026		$3,133,000	3,070,121
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		580,000	452,579
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	388,705
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	645,000	608,021
Enel S.p.A., 1.875%, 3/08/2170		1,025,000	816,246
Evergy, Inc., 2.9%, 9/15/2029		$1,246,000	1,108,065
Florida Power & Light Co., 2.875%, 12/04/2051		549,000	399,200
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		758,000	641,487
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	820,000	657,705
National Grid PLC, 3.875%, 1/16/2029	EUR	410,000	446,870
National Grid PLC, 4.275%, 1/16/2035		390,000	422,729
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$351,000	336,933
Southern California Edison Co., 3.65%, 2/01/2050		478,000	375,748
Southern Co., 1.875%, 9/15/2081	EUR	100,000	88,157
Virginia Electric & Power Co., 3.5%, 3/15/2027		$1,800,000	1,736,572

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Xcel Energy, Inc., 4.6%, 6/01/2032	$351,000	$347,534
		$15,441,975
Total Bonds		$533,515,886
Preferred Stocks – 0.8%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	21,999	$991,302
Consumer Products – 0.5%
Henkel AG & Co. KGaA	102,396	$7,280,316
Metals & Mining – 0.2%
Gerdau S.A.	483,700	$3,119,662
Total Preferred Stocks		$11,391,280
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	13,573	$1,549,086
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 4.29% (v)	47,464,376	$47,469,123
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – February 2023 @ EUR 90	Call	Merrill Lynch International	$ 35,161,253	EUR 32,010,000	$164,364
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ EUR 500	Put	Merrill Lynch International	2,938,049	2,600,000	21,857
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ EUR 500	Put	Barclays Bank PLC	1,356,023	1,200,000	10,088
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ EUR 500	Put	Barclays Bank PLC	4,101,968	3,630,000	30,515
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ EUR 500	Put	BNP Paribas S.A.	2,158,336	1,910,000	16,056
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ EUR 525	Put	Goldman Sachs International	5,717,895	5,060,000	33,344
iTraxx Europe Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – March 2023 @ EUR 90	Call	Merrill Lynch International	25,593,790	23,300,000	127,756
iTraxx Europe Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – March 2023 @ EUR 90	Call	Merrill Lynch International	25,604,774	23,310,000	127,811
Total Purchased Options					$531,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.17% (j)	359,007	$359,007

Other Assets, Less Liabilities – (0.0)%		(55,220)
Net Assets – 100.0%		$1,432,453,398
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $47,469,123 and $1,385,039,495, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $75,007,841, representing 5.2% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

Portfolio of Investments (unaudited) – continued
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 1/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	6,886,958	USD	4,809,197	Citibank N.A.	4/21/2023	$66,386
AUD	4,048,423	USD	2,824,825	HSBC Bank	4/21/2023	41,233
AUD	4,041,613	USD	2,845,042	State Street Bank Corp.	4/21/2023	16,196
CAD	2,004,196	USD	1,498,376	HSBC Bank	4/21/2023	8,872
CAD	8,938,424	USD	6,623,336	State Street Bank Corp.	4/21/2023	98,769
CLP	230,670,610	USD	241,242	Goldman Sachs International	3/06/2023	47,162
CNH	96,549,952	USD	14,340,025	BNP PARIBAS	4/21/2023	22,134
CNH	2,657,556	USD	394,776	State Street Bank Corp.	4/21/2023	545
COP	1,548,655,025	USD	327,966	Goldman Sachs International	2/21/2023	2,516
CZK	16,612,718	USD	744,569	Morgan Stanley Capital Services, Inc.	4/21/2023	11,649
DKK	8,708,598	USD	1,278,864	Citibank N.A.	4/21/2023	672
EUR	2,321,321	USD	2,509,710	Citibank N.A.	4/21/2023	26,065
EUR	28,801,550	USD	31,277,500	JPMorgan Chase Bank N.A.	4/21/2023	184,864
EUR	1,245,438	USD	1,357,865	Morgan Stanley Capital Services, Inc.	4/21/2023	2,632
EUR	1,183,901	USD	1,289,947	State Street Bank Corp.	4/21/2023	3,327
GBP	2,313,066	USD	2,846,533	Brown Brothers Harriman	4/21/2023	9,915
HUF	162,983,000	USD	431,385	Goldman Sachs International	4/21/2023	10,732
IDR	41,290,358,660	USD	2,603,345	Citibank N.A.	2/09/2023	150,676
JPY	187,390,810	USD	1,454,257	HSBC Bank	4/21/2023	972
KRW	3,439,610,657	USD	2,760,057	Barclays Bank PLC	2/02/2023	32,288
MXN	16,046,795	USD	778,614	JPMorgan Chase Bank N.A.	3/15/2023	67,513
NZD	317,324	USD	203,381	HSBC Bank	4/21/2023	1,809
NZD	8,860,446	USD	5,695,495	JPMorgan Chase Bank N.A.	4/21/2023	33,920
PLN	4,899,803	USD	1,116,888	State Street Bank Corp.	4/21/2023	7,637
SGD	9,494,032	USD	7,205,609	State Street Bank Corp.	4/21/2023	32,893
THB	224,044,538	USD	6,477,099	Barclays Bank PLC	2/21/2023	350,706
THB	68,750,000	USD	2,104,815	JPMorgan Chase Bank N.A.	4/17/2023	1,450
TWD	97,348,000	USD	3,239,318	Barclays Bank PLC	2/03/2023	3,237
USD	1,065,612	EUR	972,689	HSBC Bank	4/21/2023	3,061
USD	33,298	EUR	30,432	State Street Bank Corp.	4/21/2023	55
USD	22,117,153	GBP	17,888,711	Deutsche Bank AG	4/21/2023	26,055
USD	495,436	GBP	399,692	Merrill Lynch International	4/21/2023	1,848
USD	3,080,639	GBP	2,481,837	State Street Bank Corp.	4/21/2023	15,773
USD	680,307	JPY	87,100,634	HSBC Bank	4/21/2023	3,906
USD	2,794,614	KRW	3,439,610,657	Barclays Bank PLC	2/02/2023	2,269
USD	15,840,266	KRW	19,496,199,518	Merrill Lynch International	2/02/2023	12,860
USD	15,889,582	KRW	19,496,199,518	Merrill Lynch International	4/28/2023	10,493
USD	888,810	NOK	8,765,354	Deutsche Bank AG	4/21/2023	7,447
USD	3,280,251	TWD	97,348,000	Barclays Bank PLC	5/05/2023	7,588
						$1,328,125
Liability Derivatives
CHF	2,610,060	USD	2,876,545	State Street Bank Corp.	4/21/2023	$(1,903)
EUR	710,029	USD	776,986	HSBC Bank	4/21/2023	(1,362)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	2,258,352	USD	2,477,582	State Street Bank Corp.	4/21/2023	$(10,594)
GBP	10,674,849	USD	13,229,769	HSBC Bank	4/21/2023	(47,202)
GBP	1,133,974	USD	1,405,519	State Street Bank Corp.	4/21/2023	(5,154)
ILS	3,400,000	USD	999,216	Deutsche Bank AG	4/20/2023	(10,845)
JPY	321,408,232	USD	2,530,433	Deutsche Bank AG	4/21/2023	(34,459)
JPY	539,337,909	USD	4,265,179	Merrill Lynch International	4/21/2023	(76,819)
JPY	48,744,772	USD	384,563	Morgan Stanley Capital Services, Inc.	4/21/2023	(6,024)
JPY	5,156,825,027	USD	40,743,690	State Street Bank Corp.	4/21/2023	(697,112)
KRW	18,882,690,175	USD	15,341,802	Barclays Bank PLC	2/02/2023	(12,455)
KRW	23,549,319,518	USD	19,137,206	Merrill Lynch International	2/02/2023	(19,394)
MXN	12,615,941	USD	663,672	HSBC Bank	4/21/2023	(3,087)
NOK	999,461	USD	101,346	Deutsche Bank AG	4/21/2023	(849)
SEK	23,035,551	USD	2,240,463	Deutsche Bank AG	4/21/2023	(28,400)
USD	1,786,418	AUD	2,553,999	UBS AG	4/21/2023	(21,672)
USD	5,667,383	CAD	7,579,322	BNP Paribas S.A.	4/21/2023	(32,616)
USD	2,835,381	CAD	3,790,113	JPMorgan Chase Bank N.A.	4/21/2023	(14,958)
USD	451,524	CAD	604,341	State Street Bank Corp.	4/21/2023	(2,968)
USD	2,835,330	EUR	2,612,315	BNP Paribas S.A.	4/21/2023	(18,323)
USD	3,469,144	EUR	3,176,800	Citibank N.A.	4/21/2023	(1,143)
USD	2,554,591	EUR	2,351,084	Deutsche Bank AG	4/21/2023	(13,696)
USD	1,409,997	EUR	1,299,254	HSBC Bank	4/21/2023	(9,287)
USD	14,157,896	EUR	13,039,806	JPMorgan Chase Bank N.A.	4/21/2023	(86,585)
USD	1,134,885	EUR	1,039,189	Merrill Lynch International	4/21/2023	(309)
USD	565,613	EUR	518,477	Morgan Stanley Capital Services, Inc.	4/21/2023	(764)
USD	1,118,718	EUR	1,028,434	UBS AG	4/21/2023	(4,726)
USD	435,791	EUR	400,512	UBS AG	4/21/2023	(1,721)
USD	490,073	GBP	398,284	HSBC Bank	4/21/2023	(1,775)
USD	274,795	IDR	4,298,020,650	Morgan Stanley Capital Services, Inc.	2/09/2023	(11,878)
USD	13,253,801	KRW	18,882,690,175	Barclays Bank PLC	2/02/2023	(2,075,547)
USD	454,784	KRW	562,067,576	Barclays Bank PLC	3/13/2023	(2,150)
USD	5,590,982	KRW	6,947,353,834	Citibank N.A.	3/13/2023	(56,890)
USD	8,663,365	KRW	10,698,909,403	Citibank N.A.	4/12/2023	(45,098)
USD	3,186,916	KRW	4,053,120,000	Merrill Lynch International	2/02/2023	(103,488)
USD	4,949,784	NZD	7,722,864	HSBC Bank	4/21/2023	(44,037)
USD	3,042,315	TWD	97,348,000	Merrill Lynch International	2/03/2023	(200,241)
USD	3,955,095	TWD	119,837,996	Merrill Lynch International	3/01/2023	(46,397)
						$(3,751,928)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	77	$7,306,768	March – 2023	$69,624
Euro-Bobl 5 yr	Short	EUR	413	52,666,874	March – 2023	588,459
Euro-BTP	Short	EUR	131	15,106,134	March – 2023	10,865
Euro-BTP 10yr	Short	EUR	100	12,406,556	March – 2023	297,453
Euro-Schatz 2 yr	Short	EUR	121	13,910,242	March – 2023	109,572
U.S. Treasury Note 10 yr	Long	USD	149	17,062,828	March – 2023	217,505
U.S. Treasury Ultra Bond	Long	USD	59	8,363,250	March – 2023	112,023
						$1,405,501

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	245	$20,829,281	March – 2023	$(14,847)
Euro-Bund 10 yr	Long	EUR	3	446,232	March – 2023	(5,616)
Euro-Buxl 30 yr	Long	EUR	66	10,332,274	March – 2023	(1,165,965)
Long Gilt 10 yr	Long	GBP	35	4,509,580	March – 2023	(20,687)
U.S. Treasury Bond	Short	USD	31	4,026,125	March – 2023	(105,466)
U.S. Treasury Note 2 yr	Short	USD	7	1,439,539	March – 2023	(1,424)
U.S. Treasury Note 5 yr	Short	USD	296	32,335,688	March – 2023	(221,650)
U.S. Treasury Ultra Note 10 yr	Short	USD	275	33,330,859	March – 2023	(161,139)
						$(1,696,794)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/27	EUR	78,620,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(300,082)	$(588,002)	$(888,084)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the iTraxx Europe Crossover Series 38 Index.
At January 31, 2023, the fund had cash collateral of $1,753,000 and other liquid securities with an aggregate value of $3,339,496 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$471,393,583	$—	$—	$471,393,583
United Kingdom	5,794,841	55,365,667	—	61,160,508
Switzerland	—	52,905,155	—	52,905,155
Japan	1,136,538	51,572,259	—	52,708,797
France	4,964,621	46,653,954	—	51,618,575
Germany	9,569,704	18,745,305	—	28,315,009
Canada	26,985,419	—	—	26,985,419
Netherlands	4,046,191	11,744,309	—	15,790,500
China	5,110,887	8,301,993	—	13,412,880
Other Countries	21,222,447	55,119,938	0	76,342,385
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	20,350,082	—	20,350,082
Non - U.S. Sovereign Debt	—	214,745,294	—	214,745,294
Municipal Bonds	—	10,448,632	—	10,448,632
U.S. Corporate Bonds	—	77,920,559	—	77,920,559
Residential Mortgage-Backed Securities	—	67,186,570	—	67,186,570
Commercial Mortgage-Backed Securities	—	18,525,296	—	18,525,296
Asset-Backed Securities (including CDOs)	—	30,369,254	—	30,369,254
Foreign Bonds	—	94,501,990	—	94,501,990
Mutual Funds	47,828,130	—	—	47,828,130
Total	$598,052,361	$834,456,257	$0	$1,432,508,618
Other Financial Instruments
Futures Contracts – Assets	$1,405,501	$—	$—	$1,405,501
Futures Contracts – Liabilities	(1,696,794)	—	—	(1,696,794)
Forward Foreign Currency Exchange Contracts – Assets	—	1,328,125	—	1,328,125
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,751,928)	—	(3,751,928)
Swap Agreements – Liabilities	—	(888,084)	—	(888,084)
For further information regarding security characteristics, see the Portfolio of Investments. At January 31, 2023, the fund held two level 3 securities valued at $0.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,384,108	$154,678,891	$142,598,166	$3,681	$609	$47,469,123
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$185,102	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2023, are as follows:
United States	57.2%
United Kingdom	6.5%
Japan	5.9%
Canada	5.0%
France	4.8%
Switzerland	4.1%
China	3.2%
South Korea	3.1%
Germany	(3.1)%
Other Countries	13.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.